Asset Impairments - Details of Impairment of Long-Lived Assets Held and Used by Asset (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	435	265
Dakota, Minnesota & Eastern Railroad - West [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	435
Powder River Basin and Other Investment [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment		185
Railroad Transportation Equipment [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment		80